Prepaid Expenses and Other Current Assets, Net (Details) ¥ in Millions			12 Months Ended
	Sep. 12, 2024 USD ($)	Sep. 12, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)
Prepaid Expenses and Other Current Assets, Net [Line Items]
Total lent			$ 830,000	$ 1,900,000
Repayment of loans	$ 548,058	¥ 4.0	700,000	1,200,000
Related Party [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Due from a third party			$ 60,020	$ 500,000
Forecast [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Remaining balance					$ 55,000